UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-9391
                                                      --------

                            The Forester Funds, Inc.
                            ------------------------
               (Exact name of Registrant as specified in charter)

                                612 Paddock Lane
                             Libertyville, IL 60048
                             -----------------------
               (Address of principal executive offices) (Zip code)

                          Forester Capital Management Ltd.
                                612 Paddock Lane
                             Libertyville, IL 60048
                             -----------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (847)573-0365
                                                          -------------

                      Date of fiscal year end: March 31
                                               -----------
                   Date of reporting period: March 31, 2004
                                             -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                                                              THE FORESTER FUNDS

                                                              ------------------
                                                                   ANNUAL REPORT
                                                              ------------------
                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------

THE FORESTER FUNDS


ANNUAL REPORT
March 31, 2004

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER VALUE FUND
Letter to Shareholders

Dear Fellow Shareholder:

Our strategy has been to be patient for stock valuations to become attractive so that future returns will be strong. While we are confident of this strategy over the longer term, there are times when the market rallies and our performance looks subdued. This was one of those times. The Value Fund returned 0.2% versus 40.8% for the Russell 1000 Value and 35.1% for the S&P 500 for the year ended March 31, 2004. Even after the past year, we are still ahead of both benchmarks since inception.

So why the difference last year and what do we expect going forward? Two trends that we did not foresee last year were the investment boom in China and the mortgage refinance boom and tax cuts in the US mid-year. Much of the tech-led recovery in stocks were due to strong growth in Asia and government contracts.

First China. China's economy is about 10% the size of the US economy. As such, it can grow less in absolute dollar terms but appear much faster on a percentage basis. China is experiencing an investment boom fueled by foreign direct investment and domestic bank loans. The government is actively trying to slow the latter. Many believe that China got too hot and may be headed for an investment bust. Already, many Chinese related stocks are down 40% from their highs. Asian markets go to extremes in both directions.
There still may be further downside. While we believe in China long-term, we think that they will be a net drag on economic growth in the intermediate term. So while China helped US stocks last year, we believe it will hurt those same stocks over the next 1-2 years.

Second massive stimulus. 2003 saw one of the largest mortgage refinancing booms ever, with 30 year rates at generational lows, going below 5%. Huge amounts of equity were extracted from homes. Some estimates were as high as $650 billion. That is 6% of GDP or all of the growth from last year.
We believe that was a one-time event. The problem with growth led by such big ticket items is that all of benefit is upfront and does not repeat itself, while the downside of debt repayment remains for years to come.

The other one-time event was the tax cut which was felt in late summer. This also led to strong growth in the third quarter of last year and the first and second quarters of this year.

The stimulus is now ending and it is up to employment growth to now lead the economy higher. But here is where things get tricky. If we see strong employment growth, it will lead to higher interest rates which will slow growth and earnings. We are already seeing some of this. If we do not see strong employment growth, there is little in the way of stimulus left. Government deficits preclude another tax cut or more government spending. Fed funds are already at 1% so the Fed is basically out of ammunition. So to our thinking, the best case scenario is higher interest rates and slower growth. Probably the worst environment for stocks.

If stock valuations were at the more normal levels of the mid-teens, we would be in stocks and would feel protected by our stock selection and average valuations. However, with high valuations, poor returns loom ahead. That is why we are content to wait until we are paid to take risk. While we wait, we like our company. None other than Warren Buffett and Sir John Templeton are advocating similar strategies.

Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President




FORESTER FUNDS

THE FORESTER VALUE FUND RETURNS

                                                         SINCE
FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION
Forester Value Fund                 0.2%      2.7%        3.6%
Russell 1000 Value Index           40.8       4.3         3.1
S&P 500 Stock Index                35.1       0.6        -2.5


                                  RUSSELL        S&P 500
                   FORESTER      1000 VALUE       STOCK
                  VALUE FUND       INDEX          INDEX
                  ----------     ----------      -------
9/10/99            $10,000        $10,000        $10,000
9/30/99             10,006          9,532          9,496
12/31/99            10,121         10,050         10,909
3/31/00             10,258         10,098         11,159
6/30/00             10,406          9,624         10,863
9/30/00             10,548         10,381         10,758
12/31/00            10,692         10,755          9,915
3/31/01             10,820         10,125          8,739
6/30/01             10,919         10,619          9,251
9/30/01             10,993          9,456          7,893
12/31/01            11,037         10,153          8,737
3/31/02             11,062         10,568          8,761
6/30/02             11,097          9,668          7,587
9/30/02             11,656          7,853          6,276
12/31/02            11,678          8,577          6,806
3/31/03             11,693          8,160          6,591
6/30/03             11,704          9,570          7,606
9/30/03             11,714          9,767          7,807
12/31/03            11,718         11,153          8,758
3/31/04             11,732         11,491          8,906




The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The Russell 1000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 1000 Index of 1000 larger companies. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.




THE FORESTER VALUE FUND

PORTFOLIO OF INVESTMENTS
March 31, 2004

                                                Percent of         Market
                                                Net Assets         Value

                Other Assets (Schwab
                   Treasury Money Fund)         100.03%          $ 58,651
                Liabilities in excess of
                Other Assets                     -0.03%               (16)
                                                ------            -------
                Net Assets                      100.00%          $ 58,635
                                                ======            =======
                At March 31, 2004, cost is $58,651 and unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.









THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004


                                               	     The Forester
                                                      Value Fund
ASSETS
Cash (Schwab Treasury Money Fund)                     $ 58,651
Accrued Interest                                             9

                                                       -------
Total assets                                            58,660
                                                       =======

LIABILITIES
Due to Advisor                                              25

                                                       -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,857 shares issued
and outstanding)                                      $ 58,635
                                                       =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
 ($58,635  / 5,857   shares)                            $10.01
                                                        ======
NET ASSETS
  At March 31, 2004, net assets consisted of:
      Paid-in capital                                 $ 58,586
      Undistributed net investment income                   49
                                                       -------
                                                      $ 58,635
                                                       =======



See accompanying notes to financial statements










THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Year ended March 31, 2004



                                                        The Forester
                                                         Value Fund
INVESTMENT INCOME
Interest income                                              $246
                                                           ------
Total income                                                  246
                                                           ------
EXPENSES
Investment advisory fees (Note 2)                             811
Director fees                                                 100
Transfer agent fee                                          6,608
Fund accounting fee                                        11,892
Custody fee                                                 3,000
Distributor fee                                             2,800
Professional fees                                           2,250
Insurance                                                     650
                                                           ------
  Total expenses                                           28,111
  Less:  expenses waived and
         reimbursed by Advisor (Note 2)                   (28,111)
                                                           ------
Net expenses                                                    -
                                                           ------
Net investment income                                         246
                                                           ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments                                -
                                                           ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   246
                                                          =======



See accompanying notes to financial statements








THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                          The Forester
                                           Value Fund
                                    -----------------------
                                          Years Ended
                                           March 31,
                                        2004         2003
                                    -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	             $   246        $  539
  Net realized gain
    on investments                         -         2,651
                                     -------        ------


  Net increase in net assets
    resulting from operations            246         3,190
                                     -------        ------
  Distributions to shareholders
    Net investment income               (298)         (546)
    Net realized gains                     -        (2,510)
                                     -------        ------
    Total Distributions                 (298)       (3,056)
                                     -------        ------

  Capital share transactions (a)
    Increase (decrease) in net
    assets resulting from capital
    share transactions               (49,811)       53,056
                                      ------        ------
    Total increase in net assets     (49,863)       53,190

NET ASSETS
  Beginning of year                  108,498        55,308
                                     -------        ------
  End of year
  (Including undistributed net
   investment income of $49 and
    $101, respectively)             $ 58,635      $108,498
                                     =======       =======

(a) Summary of capital share activity follows:

Shares sold                            2,994         4,995
Shares issued in reinvestment
  of distributions                        30           306
Shares redeemed                       (7,999)            -
                                     =======       =======

Value of shares sold                 $30,000       $50,000
Value of shares issued in rein-
  vestment of distributions              298         3,056
Value of shares redeemed             (80,109)            -
                                     =======       =======

  Net increase (decrease) in shares   (4,975)        5,301
                                     =======       =======
  Net increase (decrease)
    in value of shares              $(49,811)      $53,056
                                     =======       =======

See accompanying notes to financial statements


THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)
                                          The Forester Value Fund
                                   -------------------------------------
                                                                                 Period*
                                                                                 Ended
(For a share outstanding                       Years Ended March 31,             March 31,
 throughout each period)                2004       2003       2002       2001       2000
                                   ------------------------------------------------------
NET ASSET VALUE
Beginning of period                    $10.02     $10.00     $10.10     $10.14     $10.00
                                       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .03        .09        .23        .53        .30
Net gains (losses) on securities
 (both realized and unrealized)          (.01)       .48          -        .02       (.04)
                                       ------     ------     ------     ------     ------
  Total from investment operations        .02        .57        .23        .55        .26
                                       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends (from net investment income)   (.03)      (.10)      (.33)      (.59)      (.12)
Net realized gains                          -       (.45)         -          -          -
                                       ------     ------     ------     ------     ------
     Total distributions                 (.03)      (.55)      (.33)      (.59)      (.12)
                                       ------     ------     ------     ------     ------
NET ASSET VALUE
End of period                          $10.01     $10.02     $10.00     $10.10     $10.14
                                       ======     ======     ======     ======     ======

TOTAL RETURN                             0.24%      5.74%      2.25%      5.48%      2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period              $58,635   $108,498   $55,308    $54,113    $51,291

Ratio of expenses to average
 net assets
After waiver                                 0%        0%        0%         0%        0%**
Before waiver                            34.65%    19.61%     5.02%      4.78%     1.00%**
Ratio of net investment income to
  average net assets                      0.30%     0.86%     2.18%      5.23%     5.26%**

Portfolio turnover rate	                     0%      103%        0%         0%        0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements



THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
March 31, 2004


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Value Fund and The Forester Discovery Fund. The accompanying financial statements are those of the Forester Value Fund (the "Fund"). The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Fund's Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.


SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.





THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
March 31, 2004


USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses
during the reporting period.   Actual results could differ from those
estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the year ended March 31, 2004, Forester Capital
Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Fund.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% per Fund based upon the
average daily net assets of the Fund.   For the year ended
March 31, 2004, the Advisor voluntarily waived advisory fees in the amounts of $811 and reimbursed other expenses in the amount of $27,300.

DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to which the
Fund may pay broker-dealers for distributing shares of the Fund.
This expense is limited to 1/4 of 1% of the Fund's average net
assets.   For the year ended March 31, 2004, no such
reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $0, respectively, for the year ended March 31, 2004.



(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital losses.

The tax character of distributions paid during 2004 and 2003 was as follows:

                                    The Forester
2004                                 Value Fund
----                                ------------
Distributions paid from:
  Ordinary income                      $  298
                                       ======

2003
----
Distributions paid from:
  Ordinary income                      $3,056
                                       ======

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                    The Forester
                                     Value Fund
                                    ------------
Undistributed ordinary income          $   49
                                       ======


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors
The Forester Funds, Inc.
Libertyville, Illinois


We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, as of March 31, 2004, of The Forester Value Fund,  a series of shares of common
stock of The Forester Funds, Inc., and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the
period September 10, 1999 to March 31, 2000.   These financial statements and
financial highlights are the responsibility of the Fund's management.   Our
responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally
accepted in the United States of America.   Those standards require
that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of
material misstatement.   An audit includes examining, on a test basis,
evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall
financial statement presentation.   We believe that our audits provide a
reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Value Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the period September 10, 1999 to March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 17, 2004


DIRECTORS AND OFFICERS OF THE COMPANY (Unaudited)

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. Directors serve until the election of a successor. The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer and has served since September 10, 1999. His address is c/o Forester Capital Management, Ltd.,
612 Paddock Lane, Libertyville, IL 60048. Mr. Forester, 43, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999. Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc.; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Forester owns approximately 99% of the shares of the Fund.

Wayne A. Grudem - Director, has served since September, 1999. Mr. Grudem, 54, has been a Professor at Phoenix Seminary in Scottsdale, Arizona since 2001. Previously, he was a Professor at Trinity International University for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules.

Michael B. Kelley - Director, has served since September, 1999. Mr. Kelley, 40, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by Item 13(a)(1) of the Rules.

*Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund. Mr. Forester is also an officer of the investment manager and owns 99% of the shares of the Fund.

The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling toll-free 1-800-388-0365.

THE FORESTER FUNDS
FORESTER DISCOVERY FUND


ANNUAL REPORT
March 31, 2004

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER FUNDS
Letter to Shareholders

Dear Fellow Shareholder:

Our strategy has been to be patient for stock valuations to become attractive so that future returns will be strong. While we are confident of this strategy over the longer term, there are times when the market rallies and our performance looks subdued. This was one of those times. The Discovery Fund returned 0.4% versus 57.6% for the MSCI EAFE Net Index and 35.1% for the S&P 500 for the year ended March 31, 2004. Even after the past year, we are still ahead of both benchmarks since inception.

So why the difference last year and what do we expect going forward? Two trends that we did not foresee last year were the investment boom in China and the mortgage refinance boom and tax cuts in the US mid-year. Much of the tech-led recovery in stocks were due to strong growth in Asia and US government contracts.

First China. China's economy is about 10% the size of the US economy. As such, it can grow less in absolute dollar terms but appear much faster on a percentage basis. China is experiencing an investment boom fueled by foreign direct investment and domestic bank loans. The government is actively trying to slow the latter. Many believe that China got too hot and may be headed for an investment bust. Already, many Chinese related stocks are down 40% from their highs. Asian markets go to extremes in both directions.
There still may be further downside. While we believe in China long-term, we think that they will be a net drag on economic growth in the intermediate term. So while China helped US stocks last year, we believe it will hurt those same stocks over the next 1-2 years. China has been driving the Japan stock market,so a drop in China will cause a drop in Japan and other Asian markets.

Second massive US stimulus. 2003 saw one of the largest mortgage refinancing booms ever in the US, with 30 year rates at generational lows, going below 5%. Huge amounts of equity were extracted from homes. Some estimates were as high as $650 billion. That is 6% of US GDP or all of the growth from last year.
We believe that was a one-time event. The problem with growth led by such big ticket items is that all of benefit is upfront and does not repeat itself, while the downside of debt repayment remains for years to come.

The other one-time event was the US tax cut which was felt in late summer. This also led to strong growth in the third quarter of last year and the first and second quarters of this year.

The US stimulus is now ending and it is up to US employment growth to now lead the US economy higher. But here is where things get tricky. If we see strong employment growth, it will lead to higher interest rates which will slow growth and earnings. We are already seeing some of this. If we do not see strong employment growth, there is little in the way of stimulus left. Government deficits preclude another tax cut or more government spending. Fed funds are already at 1% so the Fed is basically out of ammunition. So to our thinking, the best case scenario is higher interest rates and slower growth. Probably the worst environment for stocks.

China's investment boom, the US consumer and generational low US short-term rateswere the engines that propelled the markets over the past year.
However, thereare signs that these engines are sputtering. China is actively applying the brakes, US stimulus is ending, US intermediate and long-term rates are rising, as it inflation. Thus the engines appear to be reversing.

If stock valuations were at the more normal levels of the mid-teens, we would be in stocks and would feel protected by our stock selection and average valuations. However, with high valuations, poor returns loom ahead. That is why we are content to wait until we are paid to take risk. While we wait, we like our company. None other than Warren Buffett and Sir John Templeton are advocating similar strategies.


Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President




FORESTER FUNDS

THE FORESTER DISCOVERY FUND RETURNS

                                                         SINCE
FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION
Forester Discovery Fund             0.4%      1.4%        2.7%
MSCI EAFE Net Index                57.6       3.4        -1.3
S&P 500 Stock Index                35.1       0.6        -2.5


                FORESTER      S&P 500       EAFE
                DISCOVERY      STOCK        NET
                  FUND         INDEX        INDEX
                ---------    ---------    ---------
9/10/99          $10,000      $10,000      $10,000
9/30/99           10,006        9,496        9,837
12/31/99          10,121       10,909       11,489
3/31/00           10,258       11,159       11,476
6/30/00           10,406       10,863       11,041
9/30/00           10,548       10,758       10,149
12/31/00          10,692        9,915        9,860
3/31/01           10,820        8,739        8,509
6/30/01           10,919        9,251        8,420
9/30/01           10,993        7,893        7,241
12/31/01          11,037        8,737        7,746
3/31/02           11,062        8,761        7,785
6/30/02           11,097        7,587        7,619
9/30/02           11,192        6,276        6,116
12/31/02          11,219        6,806        6,510
3/31/03           11,241        6,591        5,976
6/30/03           11,255        7,606        7,127
9/30/03           11,269        7,807        7,707
12/31/03          11,280        8,758        9,023
3/31/04           11,293        8,906        9,415



The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The MSCI EAFE Net Index is an unmanaged, market-weighted index of companies throughout the world, excluding the U.S. and Canada, including net reinvested dividends. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance. All indexes are unmanaged and include reinvested dividends.





THE FORESTER DISCOVERY FUND

PORTFOLIO OF INVESTMENTS
March 31, 2004

                                                Percent of         Market
                                                Net Assets         Value

                Other Assets (Schwab US
                   Treasury Money Fund)          99.99%           $56,428
                Accrued Interest                  0.01%                 8
                                                ------            -------
                Net Assets                      100.00%           $56,436
                                                ======            =======
                At March 31, 2004, cost is $56,428 and unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.









THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004


                                               	     The Forester
                                                    Discovery Fund
ASSETS
Cash (Schwab US Treasury Money Fund)                   $56,428
Accrued Interest                                             8

                                                       -------
Total assets                                            56,436
                                                       =======

LIABILITIES                                                  -
                                                       -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,634 shares issued
and outstanding)                                       $56,436
                                                       =======
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
 ($56,436  /  5,634 shares)                             $10.02
                                                        ======
NET ASSETS
  At March 31, 2004, net assets consisted of:
      Paid-in capital                                  $56,372
      Undistributed net investment income                   64
                                                       -------
                                                       $56,436
                                                       =======



See accompanying notes to financial statements










THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Year ended March 31, 2004



                                                        The Forester
                                                       Discovery Fund
INVESTMENT INCOME
Interest income                                              $244
                                                           ------
Total income                                                  244
                                                           ------
EXPENSES
Investment advisory fees (Note 2)                             565
Directors fees                                                100
Professional fees                                           2,250
Insurance                                                     650
                                                           ------
  Total expenses                                            3,565
  Less:  expenses waived by Advisor (Note 2)               (3,565)
                                                           ------
Net expenses                                                    -
                                                           ------
Net investment income                                         244
                                                           ------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments                                0
                                                           ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   244
                                                          =======



See accompanying notes to financial statements








THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                          The Forester
                                         Discovery Fund
                                    -----------------------
                                         Year        Year
                                         Ended       Ended
                                       March 31    March 31,
                                         2004        2003
                                    -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	             $   244        $  551
  Net realized gain
    on investments                         -           333
                                     -------        ------

  Net increase in net assets
    resulting from operations            244           884
                                     -------        ------
  Distributions to shareholders
    Net investment income               (293)         (546)
    Capital Gains                         (-)         (192)
                                     -------        ------
    Total Distributions                 (293)         (738)
                                     -------        ------
  Capital share transactions (a)
    Increase in net assets resulting
    from capital share transactions      293           738
                                      ------        ------
    Total increase in net assets         244           884

NET ASSETS
  Beginning of year                   56,192        55,308
                                      ------        ------
  End of year
  (Including undistributed net
   investment income of $64 and
   $113, respectively)               $56,436       $56,192
                                     =======       =======

(a) Summary of capital share activity follows:

Shares issued in reinvestment
  of distributions                        29            73
                                     =======       =======
Value of shares issued in rein-
  vestment of distributions          $   293       $   738
                                     =======       =======
  Net increase in shares                  29            73
                                     =======       =======
  Net increase in value of shares    $   293       $   738
                                     =======       =======

See accompanying notes to financial statements


THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)
                                          The Forester Discovery Fund
                                   -------------------------------------
                                                                   Period* Ended
(For a share outstanding                     Years  March 31,         March 31,
 throughout each period)                2004       2003       2002       2001       2000
                                   -----------------------------------------------------
NET ASSET VALUE
Beginning of period                    $10.03     $10.00     $10.10     $10.14     $10.00
                                       ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .04        .10        .23        .53        .30
Net gains (losses) on securities
 (both realized and unrealized)             -        .06          -        .02       (.04)
                                       ------     ------     ------     ------     ------
  Total from investment operations        .04        .16        .23        .55        .26
                                       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends (from net investment income)   (.05)      (.10)      (.33)      (.59)      (.12)
Capital gains                               -       (.03)         -          -          -
                                       ------     ------     ------     ------     ------
     Total distributions                 (.05)      (.13)      (.33)      (.59)      (.12)
                                       ------     ------     ------     ------     ------
NET ASSET VALUE
End of period                          $10.02     $10.03     $10.00     $10.10     $10.14
                                       ======     ======     ======     ======     ======

TOTAL RETURN                             0.42%     1.62%      2.25%      5.48%      2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period             $56,436   $56,192    $55,308    $54,113    $51,291

Ratio of expenses to average
 net assets
After waiver                                0%         0%         0%         0%        0%**
      Before waiver                      6.33%      5.99%      5.02%      4.78%     1.00%**
Ratio of net investment income to
  average net assets                     0.43%      0.99%      2.18%      5.23%     5.26%**

Portfolio turnover rate	                    0%       108%         0%         0%        0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements



THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
March 31, 2004


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Value Fund and The Forester Discovery Fund. The accompanying financial statements are those of the Forester
Discovery Fund (the "Fund").  The Fund commenced operations on
September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Fund's Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.





THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
March 31, 2004 (Audited)


USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses
during the reporting period.   Actual results could differ from those
estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the year ended March 31, 2004, Forester Capital
Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Fund.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% per Fund based upon the
average daily net assets of the Fund.   For the year ended
March 31, 2004, the Advisor voluntarily waived advisory fees in the amounts of $565 and reimbursed other expenses in the amount of $3,000.

DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted a Distribution Plan pursuant to which the
Fund may pay broker-dealers for distributing shares of the Fund.
This expense is limited to 1/4 of 1% of the Fund's average net
assets.   For the year ended March 31, 2004, no such
reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $0, respectively, for the year ended March 31, 2004.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital losses.

The tax character of distributions paid during 2004 and 2003 was as follows:

                                    The Forester
2004                               Discovery Fund
----                               --------------
Distributions paid from:
  Ordinary income                      $  293
                                       ======
2003
----
Distributions paid from:
  Ordinary income                      $  738
                                       ======

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                    The Forester
                                   Discovery Fund
                                   --------------
Undistributed ordinary income            $ 64
                                       ======


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors
The Forester Funds, Inc.
Libertyville, Illinois


We have audited the accompanying statements of assets and liabilities as of March 31, 2004, of The Forester Discovery Fund, a series of shares of common stock of The Forester Funds, Inc., and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the period September 10, 1999
to March 31, 2000.   These financial statements and financial highlights are
the responsibility of the Fund's management.   Our responsibility is to
express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally
accepted in the United States of America.   Those standards require that
we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material
misstatement.   An audit includes examining, on a test basis, evidence
supporting the amounts and disclosures in the financial statements.   An
audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial
statement presentation.   We believe that our audits provide a reasonable
basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Discovery Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets and for each of the two years in the period then ended the financial highlights for each of the four years in the period then ended and the period September 10, 1999 to March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 17, 2004


DIRECTORS AND OFFICERS OF THE COMPANY  (Unaudited)

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. Directors serve until the election of a successor. The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer and has served since September 10, 1999. His address is c/o Forester Capital Management, Ltd.,
612 Paddock Lane, Libertyville, IL 60048. Mr. Forester, 45, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999. Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc.; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Forester owns approximately 99% of the shares of the Fund.

Wayne A. Grudem - Director, has served since September, 1999. Mr. Grudem, 56, has been a Professor at Phoenix Seminary in Scottsdale, Arizona since 2001. Previously, he was a Professor at Trinity International University for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules.

Michael B. Kelley - Director, has served since September, 1999. Mr. Kelley, 42, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by Item 13(a)(1) of the Rules.

*Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund. Mr. Forester is also an officer of the investment manager and owns 99% of the shares of each Fund.

The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling toll-free 1-888-701-8405.


--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics (the "Code") that applies to its principal executive officer and principal financial officer. A copy of the Code is filed as an exhibit to this Form N-CSR. During the period covered by this report, there were not any amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) and (a) (2) The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert, Thomas H. Forester, serving on its audit committee. Mr. Forester is not "independent" within the meaning of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
      Fiscal year ended March 31, 2004 $ 5,000
      Fiscal year ended March 31, 2003 $ 3,500

(b) Audit-Related Fees. None.

(c) Tax Fees.
      Fiscal year ended March 31, 2004 $ 1,000
      Fiscal year ended March 31, 2003 $ 1,000

(d) All Other Fees.
      None.

(e)
      (1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

      (2) During 2004, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

(1) Code of Ethics - Filed as an attachment to this filing.

(2) Certifications required pursuant to Section 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Forester Funds, Inc.

By:   /s/ Thomas H. Forester
      ----------------------
      Thomas H. Forester
      Principal Executive Officer

Date: July 22, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas H. Forester
      ----------------------
      Thomas H. Forester
      Principal Executive Officer

Date: July 22, 2004
      -------------

By:   /s/ Thomas H. Forester
      ----------------------
      Thomas H. Forester
      Principal Financial Officer

Date: July 22, 2004
      -------------


EX-99.CODE ETH

                           THE FORESTER FUNDS, INC.

                                       AND

                          FORESTER CAPITAL MANAGEMENT LTD.

                                 CODE OF ETHICS


                    Amended effective as of May 27, 2004


I.   DEFINITIONS
     -----------

     A. "Access person" means any director, officer or advisory person of the Fund or of the Adviser.

     B.  "Act" means the Investment Company Act of 1940, as amended.

     C.  "Adviser" means Forester Capital Management Ltd.

     D. "Advisory person" means: (i) any employee of the Fund or Adviser or of any company in a control relationship to the Fund or Adviser, who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of Covered Securities by the Fund or Managed Accounts, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship to the Fund or Adviser who obtains information concerning recommendations made to the Fund or Managed Accounts with regard to the purchase or sale of Covered Securities by the Fund or Managed Accounts.

     E. A Covered Security is "being considered for purchase or sale" when a recommendation to purchase or sell the Covered Security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

     F. "Beneficial ownership" shall be interpreted in the same manner as it would be under Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 in determining whether a person is the beneficial owner of a security for purposes as such Act and the rules and regulations promulgated thereunder.

     G. "Control" has the same meaning as that set forth in Section 2(a)(9) of the Act.

     H. "Covered Security" means a security as defined in Section 2(a)(36) of the Act, except that it does not include:

         (i)   Direct obligations of the Government of the United States;

         (ii) Bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements; and

         (iii) Shares issued by open-end registered investment companies.

     I. "Disinterested director" means a director of the Fund who is not an "interested person" of the Fund within the meaning of Section 2(a)(19) of the Act and the rules and regulations promulgated thereunder.

     J.  "Fund" means The Forester Funds, Inc. or any series thereof.

     K. "Initial Public Offering" means an offering of securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934.

     L. "Investment personnel" means: (i) any employee of the Fund or Adviser or of any company in a control relationship to the Fund or Adviser who, in connection with his or her regular functions or duties, makes or participates in making recommendations regarding the purchase or sale of securities by the Fund or Managed Accounts; and (ii) any natural person who controls the Fund or Adviser and who obtains information concerning recommendations made to the Fund or Managed Accounts regarding the purchase or sale of securities by the Fund or Managed Accounts.

     M. A "Limited Offering" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or Section 4(6) thereof or pursuant to Rule 504, Rule 505 or Rule 506 thereunder.

     N. "Managed Accounts" include any client account for which the Adviser provides investment management services.

     O. "Purchase or sale of a Covered Security" includes, among other things, the writing of an option to purchase or sell a Covered Security.

II.  APPROVAL OF CODE OF ETHICS
     --------------------------

     A. The Board of Directors of the Fund, including a majority of the Disinterested directors, shall approve this Code of Ethics and any material changes thereto. Prior to approving this Code of Ethics and any material changes thereto, the Board of Directors must determine that this Code of Ethics contains provisions reasonably necessary to prevent access persons from violating Rule 17j-1(b) of the Act and shall receive a certification from the Adviser that it has adopted such procedures as are reasonably necessary to prevent access persons of the Adviser from violating this Code of Ethics.

     B. No less frequently than annually, the officers of the Fund and the officers of the Adviser shall furnish a report to the Board of Directors of the Fund:

         1. Describing issues arising under the Code of Ethics since the last report to the Board of Directors, including, but not limited to, information about material violations of the Code of Ethics and sanctions imposed in response to such material violations. Such report shall also include a list of access persons under the Code of Ethics.

         2. Certifying that the Fund and Adviser have adopted such procedures as are reasonably necessary to prevent access persons from violating the Code of Ethics.

     C. This Code of Ethics, the certifications required by Sections II.A. and II.B.(2), and the reports required by Sections II.B. shall be maintained by the Fund's Administrator. The reports required by
         Section V shall be maintained by the Fund's President or designee.

III. EXEMPTED TRANSACTIONS
     ---------------------

The prohibitions of Section IV of this Code of Ethics shall not apply to:

         (a) Purchases or sales effected in any account over which the access person has no direct or indirect influence or control.

         (b) Purchases or sales of Covered Securities which are not eligible for purchase or sale by any Fund or any Managed Account; provided, however, that the prohibitions of Section IV.B of this Code of Ethics shall apply to such purchases and sales.

         (c) Purchases or sales which are non-volitional on the part of either the access person or the Fund or Managed Account.

         (d) Purchases which are part of an automatic dividend reinvestment plan.

         (e) Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

IV.  PROHIBITED ACTIVITIES
     ---------------------

     A. Except in a transaction exempted by Section III of this Code, no access person (other than the President of the Fund) shall purchase or sell, directly or indirectly, any Covered Security in which he has, or by reason of such transaction acquires, any direct or indirect beneficial ownership unless such purchase or sale has been "precleared" by the President of the Fund. No transaction shall be "precleared" if, at the time of such purchase or sale, such security is being considered for purchase or sale by a Fund or a Managed Account or is being purchased or sold by a Fund or a Managed Account, unless all transactions in such security by the Fund and Managed Accounts have been completed at the existing price level on a day prior to the day of the transaction requiring preclearance. Notwithstanding the foregoing, Disinterested directors are not required to "preclear" transactions unless the Disinterested director knows or should have known at the time of such purchase or sale, such security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

         Except in a transaction exempted by Section III of this Code, no access person (other than the President of the Fund) shall purchase or redeem, directly or indirectly, any shares of the Fund in which he has, or by reason of such transaction acquires, any direct or indirect beneficial ownership unless such purchase or redemption has been "precleared" by the President of the Fund. No such transaction shall be "precleared" if the President of the Fund determines, in his sole discretion, that such transaction would be detrimental to the Fund because of the timing of the proposed purchase or redemption. Disinterested directors are not required to "preclear" transactions in shares of the Fund.

     B. Investment personnel may not acquire any securities in an Initial Public Offering.

     C. Except in a transaction exempted by Section III of this Code of Ethics, Investment Personnel (other than the Fund's President) must obtain approval from the Fund's President before directly or indirectly acquiring beneficial ownership in any securities in a Limited Offering. The Fund's President must obtain approval from a Disinterested director before directly or indirectly acquiring beneficial ownership in any securities in a Limited Offering. Prior approval shall not be given if the Fund's President or the Disinterested director, as applicable, believes that the investment opportunity should be reserved for the Fund or a Managed Account or is being offered to the individual by reason of his or her position with the Fund or the Adviser.

     D. Except in a transaction exempted by Section III of this Code of Ethics, no access person shall purchase or sell, directly or indirectly, any security in which he has, or by reason of such transaction acquires, any direct or indirect beneficial ownership on a day during which the Fund or a Managed Account has a pending "buy" or "sell" order in the same security until that order is executed or withdrawn. Notwithstanding the foregoing, Disinterested directors are not subject to this prohibition unless he or she knows or should have known at the time of such purchase or sale that the Fund has such a pending "buy" or "sell" order in the same security.

     E. Investment Personnel shall not receive any gift or other thing of more than de minimis value from any person or entity that does business with or on behalf of the Fund. The annual receipt of gifts from the same source valued at $100 or less shall be considered de minimis. Additionally, the receipt of an occasional dinner, a ticket to a sporting event or the theater, or comparable entertainment also shall be considered to be of de minimis value.

     F. Except for service which began prior to the effective date hereof, Investment Personnel shall not serve on the board of directors of publicly traded companies absent prior authorization of the Board of Directors of the Fund. The Board of Directors of the Fund may so authorize such board service only if it determines that such board service is consistent with the interests of the Fund and its shareholders.

V.   REPORTING AND COMPLIANCE PROCEDURES
     -----------------------------------

     A. Except as provided in Section V.B. of this Code of Ethics, every access person shall report to the Fund the information described in Section V.C., Section V.D. and Section V.E. of this Code of Ethics. All reports shall be filed with the Fund's President or designee.

     B.  1.    A Disinterested director of the Fund need not make a report pursuant to Section V.C. and V.E. of this Code of Ethics and need only report a transaction in a Covered Security pursuant to
               Section V.D. of this Code of Ethics if such Disinterested director, at the time of such transaction, knew or, in the ordinary course of fulfilling his official duties as a director of the Fund, should have known that, during the 15-day period immediately preceding the date of the transaction by the director, such Covered Security was purchased or sold by the Fund or was being considered by the Fund or the Adviser for purchase or sale by the Fund.

         2. An access person need not make a report with respect to transactions effected for, and Covered Securities held in, any account over which the person has no direct or indirect influence or control.

         3. An access person need not make a quarterly transaction report pursuant to Section V.D. of this Code of Ethics if the report would duplicate information contained in broker trade confirmations or account statements received by the Fund's President or designee with respect to the access person in the time period required by Section V.D., provided that all of the information required by Section V.D. is contained in the broker trade confirmations or account statements or in the records of the Fund.

     C. Every access person shall, no later than ten (10) days after the person becomes an access person, file an initial holdings report containing the following information:

         1. The number of shares of the Fund and the title, number of shares and principal amount of each Covered Security in which the access person had any direct or indirect beneficial ownership when the person becomes an access person;

         2. The name of any broker, dealer or bank with whom the access person maintained an account in which any securities were held for the direct or indirect benefit of the access person; and

         3.    The date that the report is submitted by the access person.

     D. Every access person shall, no later than ten (10) days after the end of a calendar quarter, file a quarterly transaction report containing the following information:

         1. With respect to any transaction during the quarter in shares of the Fund or in a Covered Security in which the access person had any direct or indirect beneficial ownership:

               (a) The date of the transaction, the title and the number of shares, and the principal amount of each security involved;

               (b) The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

               (c) The price of the Covered Security at which the transaction was effected;

               (d) The name of the broker, dealer or bank with or through whom the transaction was effected; and

               (e)  The date that the report is submitted by the access person.

         2. With respect to any account established by the access person in which any securities were held during the quarter for the direct or indirect benefit of the access person:

               (a) The name of the broker, dealer or bank with whom the access person established the account;

               (b)  The date the account was established; and

               (c)  The date that the report is submitted by the access person.

     E. Every access person shall, no later than January 30 each year, file an annual holdings report containing the following information as of the preceding December 31:

         1. The number of shares of the Fund and the title, number of shares and principal amount of each Covered Security in which the access person had any direct or indirect beneficial ownership;

         2. The name of any broker, dealer or bank with whom the access person maintains an account in which any securities are held for the direct or indirect benefit of the access person; and

         3.    The date that the report is submitted by the access person.

     F. Any report filed pursuant to Section V.C., Section V.D. or Section V.E. of this Code of Ethics may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

     G. The Fund's President and the Fund's Administrator shall review all reports filed pursuant to Section V.C., Section V.D. or Section V.E. of this Code of Ethics. The Fund's President and the Fund's Administrator shall submit to the Board of Directors of the Fund for its review the quarterly reports filed by the Fund's President pursuant to Section V.D. of this Code of Ethics. The Fund's President or designee shall identify all access persons who are required to file reports pursuant to this Section V of this Code of Ethics and must inform such access persons of their reporting obligation.

     H. Each year access persons shall certify to the Fund that (i) they have read and understand this Code of Ethics and recognize that they are subject thereto, and (ii) they have complied with the requirements of this Code of Ethics and that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of this Code of Ethics.

VI.  SANCTIONS
     ---------

Upon discovering a violation of this Code of Ethics, the Board of Directors of the Fund or the Adviser, as applicable, may impose such sanctions as it deems appropriate.


EX-99.906
                  CERTIFICATIONS PURSUANT TO SECTION 906 OF
                         THE SARBANES-OXLEY ACT OF 2002

I, Thomas H. Forester, Principal Executive Officer of The Forester Funds, Inc., certify to the best of my knowledge that:

      1.    The N-CSR of the registrant for the period ended March 31, 2004
            (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

      2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the registrant.


/s/ Thomas H. Forester
----------------------
Thomas H. Forester
Principal Executive Officer

Date: July 22, 2004
      -------------


I, Thomas H. Forester, Principal Financial Officer of The Forester Funds, Inc., certify to the best of my knowledge that:

      1.    The N-CSR of the registrant for the period ended March 31, 2004
            (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

      2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the registrant.


/s/ Thomas H. Forester
----------------------
Thomas H. Forester
Principal Financial Officer

Date: July 22, 2004
      -------------


A signed original of this written statement required by Section 906 has been provided to The Forester Funds, Inc. and will be retained by The Forester Funds, Inc. and furnished to the Securities and Exchange Commission or its staff upon request.

EX-99.CERT

THE FORESTER FUNDS, INC.
EXHIBIT 11(B) TO FORM N-CSR

                  CERTIFICATIONS PURSUANT TO SECTION 302 OF
                         THE SARBANES-OXLEY ACT OF 2002

I, Thomas H. Forester, certify that:

1.  I have reviewed this report on Form N-CSR of The Forester Funds, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

    (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

/s/ Thomas H. Forester
----------------------
Thomas H. Forester
Principal Executive Officer


Date: July 22, 2004
      -------------

I, Thomas H. Forester, certify that:

1.  I have reviewed this report on Form N-CSR of The Forester Funds, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

    (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

/s/ Thomas H. Forester
----------------------
Thomas H. Forester
Principal Financial Officer


Date: July 22, 2004
      -------------